Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Formation and operating costs	$ 577,024	$ 3,774	$ 924,893	$ 19,888	$ 491,341
Loss from operations	(577,024)	(3,774)	(924,893)	(19,888)	(491,341)
Other income
Change in fair value of over-allotment					193,471
Issuance cost of over-allotment					(23,439)
Interest income	468,344		495,758		5,798
Total other income	468,344		495,758		175,830
Net loss	$ (108,680)	$ (3,774)	$ (429,135)	$ (19,888)	$ (315,511)
Class A Ordinary Shares
Other income
Basic and diluted weighted average shares outstanding (in Shares)	32,975,000		32,975,000		9,322,714
Basic and diluted net loss per share (in Dollars per share)	$ 0		$ (0.01)		$ (0.02)
Class B Ordinary Shares
Other income
Basic and diluted weighted average shares outstanding (in Shares)	8,243,750	7,500,000	8,243,750	7,500,000	7,485,546
Basic and diluted net loss per share (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ 0	$ (0.02)